JOHN HANCOCK FUNDS II
200 Berkeley Street
Boston, Massachusetts 02116
April 28, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated April 23, 2025, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 254 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 256 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 22, 2025 via EDGAR, accession number 0001193125-25-088535.
If you have any questions, please call me at (617) 572-0079 or email me at KGreer@jhancock.com.
Sincerely,
/s/ Khimmara Greer
Khimmara Greer Assistant Secretary of the Trust

Appendix A
1.
2070 Lifetime Blend Portfolio
2.
Multimanager 2070 Lifetime Portfolio